Pension and Other Postretirement Plans Defined Benefit Plans Periodic Benefit (Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	9.00%
Ultimate future medical cost trend rate beyond next fiscal year to 2014 (Defined Benefit Plans) (in hundredths)	4.50%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	9.00%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)	4.50%
Employer voluntary contributions in next fiscal year	$ 60.0
Pension Plans [Member]
Operating Component Abstract
Service cost	0	0	0
Amortization of prior service cost	(0.4)	(0.4)	(0.4)
Financing Component Abstract
Interest cost	271.5	298.4	312.3
Expected return on plan assets	(396.4)	(387.3)	(385.0)
Recognized net actuarial losses	75.4	70.2	58.3
Net periodic benefit (income) cost	(49.9)	(19.1)	(14.8)
Defined Benefit Plan, Plan Amendment [Abstract]
Employer Contributions	82.1	84.5
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)	4.17%	4.98%	5.50%
Expected long-term return on plan assets (in hundredths)	7.00%	7.50%	7.50%
OPEB Plans [Member]
Operating Component Abstract
Service cost	0.1	0.1	0.2
Amortization of prior service cost	(3.7)	(3.7)	(3.7)
Financing Component Abstract
Interest cost	11.1	14.4	16.6
Expected return on plan assets	(2.4)	(2.7)	(3.6)
Recognized net actuarial losses	2.3	4.5	4.9
Net periodic benefit (income) cost	7.4	12.6	14.4
Defined Benefit Plan, Plan Amendment [Abstract]
Employer Contributions	16.3	19.2
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)	3.94%	4.78%	5.20%
Expected long-term return on plan assets (in hundredths)	4.10%	4.25%	5.50%
Rate of increase in future compensation levels (in hundredths)	0.00%	0.00%	0.00%
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	0.4
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	8.0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0.3
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ 7.0